SCHEDULE OF OTHER ASSETS, NONCURRENT (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets, non-current	$ 3,790,167	$ 4,302,000